TERM DEBT - Difference between fair value of consideration given and carrying value of note extinguished (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 Senior Subordinated Secured Note
Fair value of consideration tendered in extinguishment
Series C Preferred		$ 5,279
Common stock		1,332
Expense related to issuance of anti-dilution shares		267
Expenses related to senior subordinated secured note		396
Total Fair value of consideration tendered in extinguishment		7,274
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest		4,117
Related party accounts payable and accrued interest		412
Advisory services payable related to senior subordinated secured note		80
Total Carrying value of debt extinguished		4,609
Total loss on extinguishment of debt	$ (2,665)	$ 2,665